Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details) (USD $)	12 Months Ended
Sep. 30, 2013 Years
Shares under option	414,590
Weighted average exercise price	$ 20.40
Weighted average remaining life	4.2
$8.01 - $12.00
Shares under option	75,000
Weighted average exercise price	$ 10.82
Weighted average remaining life	0.6
Minimum exercise price	$ 8.01
Maximum exercise price	$ 12.00
$12.01 -$18.00
Shares under option	100,350
Weighted average exercise price	$ 14.78
Weighted average remaining life	1.3
Minimum exercise price	$ 12.01
Maximum exercise price	$ 18.00
$18.01 - $27.00
Shares under option	106,202
Weighted average exercise price	$ 23.78
Weighted average remaining life	5.7
Minimum exercise price	$ 18.01
Maximum exercise price	$ 27.00
$27.01 - $32.16
Shares under option	49,326
Weighted average exercise price	$ 30.08
Weighted average remaining life	5.3
Minimum exercise price	$ 27.01
Maximum exercise price	$ 32.16
$18.01 - $27.00 Non-exercisable
Shares under option	75,828
Weighted average exercise price non-exercisable	$ 25.03
Weighted average remaining life	8.4
Minimum exercise price	$ 18.01
Maximum exercise price	$ 27.00
$27.01 - $32.16 Non-exercisable
Shares under option	7,884
Weighted average exercise price non-exercisable	$ 32.16
Weighted average remaining life	6.2
Minimum exercise price	$ 27.01
Maximum exercise price	$ 32.16